Note 3 - New Accounting Pronouncements	3 Months Ended
Jan. 31, 2019
Notes to Financial Statements
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
Note
3.
New Accounting Pronouncements

Recently issued accounting pronouncements
not
yet effective

In
May 2014,
the FASB issued ASU
No.
2014
-
09,
Revenue from Contracts with Customers (ASC
606
)
(“ASU
2014
-
09”
), which is a comprehensive new revenue recognition model.

Under ASU
2014
-
09,
a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods and services. ASU
2014
-
09
is effective for entities other than public business entities in annual reporting periods beginning after
December 15, 2018
and interim reporting periods within annual reporting periods beginning after
December 15, 2019
and is to be adopted using either a full retrospective or modified retrospective transition method. Early adoption is permitted. The Company expects to adopt the guidance under the modified retrospective approach on
November 1, 2019.
The Company is currently evaluating the impact of the pending adoption of the new standard on the consolidated financial statements.

In
January 2017,
the FASB issued ASU
No.
2017
-
01,
Business Combinations (ASC
805
): Clarifying the Definition of a Business
(“ASU
2017
-
01”
), which provides guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. ASU
2017
-
01
requires entities to use a screen test to determine when an integrated set of assets and activities is not
a business or if the integrated set of assets and activities needs to be further evaluated against the framework. The new standard will be applied prospectively to any transactions occurring within the period of adoption and is effective for entities other than public business entities for fiscal years beginning after
December 15, 2018,
and interim periods within fiscal years beginning after
December 15, 2019.
Early adoption is permitted. The Company plans to adopt this standard for the year ending
October 31, 2020.

In
February 2016,
the FASB issued ASU
2016
-
02,
Leases (“ASU
2016
-
02”
), which is codified in ASC
842,
Leases
(“ASC
842”
) and supersedes current lease guidance in ASC
840,
Leases
. ASC
842
requires a lessee to recognize a right-of-use asset and a corresponding lease liability for substantially all leases. The lease liability will be equal to the present value of the remaining lease payments while the right-of-use asset will be similarly calculated and then adjusted for initial direct costs. In addition, ASC
842
expands the disclosure requirements to increase the transparency and comparability of the amount, timing and uncertainty of cash flows arising from leases. In
July 2018,
the FASB issued ASU
2018
-
11,
Leases ASC
8
42:
Targeted Improvements
, which allows entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers’ requests.

The new standard is effective for emerging growth companies for fiscal years beginning after
December 15, 2019,
and interim periods within fiscal years beginning after
December 15, 2020.
The Company will be adopting the new standard effective for the year ending
October 31, 2021.
The Company is currently evaluating the impact of the pending adoption of the new standard on the consolidated financial statements.